Stock Option Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividends	1.11%	1.12%	1.08%
Expected term (in years)	9 years 3 months 29 days	9 years 6 months 22 days	6 years 1 month 2 days
Expected volatility	23.00%	25.00%	27.00%
Risk-free rate	2.62%	2.04%	1.27%